LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Lease Liabilities
Lease liabilities can be specified as follows:

Amounts in € ‘000	2020	2019
Balance at January 1	6,309	5,218
New Leases	3,308	2,641
Interest expense accrued	596	663
Payments of lease liabilities	(1,913)	(2,213)
Balance at December 31	8,300	6,309
- Current portion	1,598	1,946
- Non-current portion	6,702	4,363

Future minimum lease liabilities
Future minimum lease payments as at December 31, 2020 and 2019 are as follows:

	2020		2019
Amounts in € ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	2,109	1,598	1,946	1,946
After one year but not more than five years	5,833	4,693	3,149	3,149
More than five years	2,615	2,009	1,214	1,214
Balance at December 31	10,557	8,300	6,309	6,309
The following table presents the financial liabilities at year-end 2020, showing the remaining undiscounted contractual amounts due including nominal interest:

Amounts in €’000	2021	2022	2023	2024	2025 and onwards	Total	Prior year total
Trade and other payables	38,816	—	—	—	—	38,816	36,247
Derivative financial liabilities	147	—	—	—	—	147	268
Loans and borrowings	—	—	—	—	—	—	49,601
Other financial liabilities	20,530	—	—	—	—	20,530	40,269
Lease Liabilities	2,109	1,865	1,593	1,231	3,799	10,597	10,215
Convertible Bonds	3,750	3,750	3,750	3,750	126,875	141,875	—
Total	65,352	5,615	5,343	4,981	130,674	211,965	136,600
The table sets out an analysis for each of the period presented of the net position of Loans and borrowings, and Cash and cash equivalents, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in € ‘000	2020	2019
Cash and cash equivalents	167,068	66,299
Loans and borrowings - repayable within one year	—	(49,601)
Convertible bond - repayable within one year	(1,661)
Convertible bond - repayable after one year	(121,927)	—
Net debt	43,480	16,698

Cash and cash equivalents	167,068	66,299
Gross debt - fixed interest rates	(123,588)	(49,601)
Gross debt - variable interest rates	—	—
Net debt	43,480	16,698